Loan Commitments And Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2018
Loan Commitments And Other Related Activities [Abstract]
Contractual Amounts Of Financial Instruments With Off-Balance-Sheet Risk

	2018		2017
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$80,528	$36,542	$15,856	$21,716
Unused lines of credit	$6,218	$50,355	$8,068	$38,760
Standby letters of credit	$946	$-	$1,115	$-